Investments (Age Analysis of Past Due Recorded Investment In Mortgage Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans Receivable, Gross, Commercial, Real Estate	$ 2,496,786	$ 2,312,167
Mortgage Receivable [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Financing Receivable, Recorded Investment, 30 to 60 Days Past Due	0	7,504
Financing Receivable, Recorded Investment, 61 to 89 Days Past Due	0	0
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	0	16,886
Financing Receivable, Recorded Investment, Past Due	0	24,390
Financing Receivable, Recorded Investment, Current	2,496,786	2,287,777
Loans Receivable, Gross, Commercial, Real Estate	$ 2,496,786	$ 2,312,167